Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 23, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 23, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Principal LifeTime 2055 Fund (Prospectus Summary): | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND

Supplement dated April 23, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2055 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2055 Fund (Prospectus Summary): | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 23, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2055 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2055 Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Principal LifeTime 2055 Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFSX
Principal LifeTime 2055 Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Principal LifeTime 2055 Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Principal LifeTime 2055 Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX